Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]

Future minimum lease payments under our operating leases and reconciliation to lease liability as of September 30, 2025, are as follows (in thousands):

Fiscal years:	Amount
2025 (Remainder)	$197
2026	968
2027	1,004
2028	1,042
Thereafter	-
Total	3,211
Less: present value discount	(576)
Operating lease liability	$2,635

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of December 31, 2024, are as follows (in thousands):

Year Ending December 31,	Total
2025	$1,167
2026	1,333
2027	1,046
2028	1,042
Thereafter	-
Total lease payments	4,588
Less: imputed interest	(886)
Present value of total lease payments	3,702
Less: current portion	(839)
Long-term lease liabilities	$2,863